UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 139.6%  $ 1,500  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                            5.375% due 12/15/2017 (g)                                                                     $   1,552
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                            5.50% due 12/15/2019 (g)                                                                          1,554
                   ----------------------------------------------------------------------------------------------------------------
                     5,200  Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT,
                            6% due 12/15/2023 (g)(o)                                                                          5,421
                   ----------------------------------------------------------------------------------------------------------------
                     3,375  Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                            Association-Albany Law School), Series A, 6.75% due 12/01/2029 (k)                                3,665
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Albany, New York, Municipal Water Finance Authority, Water and Sewer System
                            Revenue Refunding Bonds, Series A, 6.375% due 12/01/2009 (e)(j)                                   1,091
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Buffalo, New York, GO, Series D, 6% due 12/01/2009 (g)(j)                                         1,081
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Buffalo, New York, GO, Series D, 6% due 12/01/2009 (g)(j)                                         1,081
                   ----------------------------------------------------------------------------------------------------------------
                     1,025  Erie County, New York, GO, Public Improvement, Series A, 5.75% due 10/01/2013 (e)                 1,094
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                            5.75% due 5/01/2019 (g)                                                                           2,764
                   ----------------------------------------------------------------------------------------------------------------
                     5,150  Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                            5.75% due 5/01/2024 (g)                                                                           5,508
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                            5% due 9/01/2029 (a)                                                                              3,206
                   ----------------------------------------------------------------------------------------------------------------
                     5,950  Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                            5% due 9/01/2034 (a)                                                                              6,348
                   ----------------------------------------------------------------------------------------------------------------
                     5,750  Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                            Series B, 5% due 12/01/2035 (c)                                                                   6,187
                   ----------------------------------------------------------------------------------------------------------------
                     3,750  Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University
                            Project), Series A, 5% due 7/01/2035 (a)                                                          4,029
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                            Series A, 5% due 11/15/2011 (e)(j)                                                                5,339
                   ----------------------------------------------------------------------------------------------------------------
                     8,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                            Series A, 5% due 11/15/2035 (i)                                                                   8,658
                   ----------------------------------------------------------------------------------------------------------------
                    14,515  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                            Series A, 5% due 11/15/2030 (g)                                                                  15,356
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                            Series A, 5.25% due 11/15/2031 (e)                                                                2,692
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
PILOT    Payment in Lieu of Taxes
VRDN     Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $29,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                            Series A, 5.75% due 11/15/2032 (g)                                                            $  32,103
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                            Series B, 5% due 11/15/2028 (i)                                                                   1,602
                   ----------------------------------------------------------------------------------------------------------------
                     3,500  Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                            Bonds, Series A, 5% due 7/01/2021 (e)                                                             3,740
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                            Bonds, Series A, 5% due 7/01/2025 (e)                                                             2,122
                   ----------------------------------------------------------------------------------------------------------------
                     2,535  Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                            Series C, 4.75% due 7/01/2012 (g)(j)                                                              2,696
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                            Series C-1, 5.50% due 7/01/2008 (i)(j)                                                            1,036
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                            Series A, 5% due 11/15/2032 (e)                                                                   2,671
                   ----------------------------------------------------------------------------------------------------------------
                     6,300  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
                            Series F, 5.25% due 11/15/2027 (i)                                                                6,783
                   ----------------------------------------------------------------------------------------------------------------
                     4,210  Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                            due 8/01/2009 (g)(j)                                                                              4,529
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York City, New York, City Health and Hospital Corporation, Health System Revenue
                            Refunding Bonds, Series A, 5.25% due 2/15/2017 (i)                                                2,090
                   ----------------------------------------------------------------------------------------------------------------
                     1,250  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
                            AMT, Series C, 5% due 11/01/2026                                                                  1,296
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
                            AMT, Series C, 5.05% due 11/01/2036                                                               2,119
                   ----------------------------------------------------------------------------------------------------------------
                     2,340  New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds,
                            AMT, Series H-2, 5.125% due 11/01/2034                                                            2,417
                   ----------------------------------------------------------------------------------------------------------------
                       885  New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation League
                            Foundation), Series A, 5.50% due 6/01/2022 (i)                                                      911
                   ----------------------------------------------------------------------------------------------------------------
                     1,200  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                            (Nightingale-Bamford School), 5.25% due 1/15/2017 (a)                                             1,303
                   ----------------------------------------------------------------------------------------------------------------
                    11,805  New York City, New York, City IDA, IDR (Japan Airlines Company), AMT,
                            6% due 11/01/2015 (g)                                                                            11,903
                   ----------------------------------------------------------------------------------------------------------------
                     4,000  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                            Project), 5% due 1/01/2031 (a)                                                                    4,340
                   ----------------------------------------------------------------------------------------------------------------
                    10,890  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                            Project), 5% due 1/01/2036 (a)                                                                   11,786
                   ----------------------------------------------------------------------------------------------------------------
                    23,000  New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project),
                            5% due 3/01/2036 (i)                                                                             24,841
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 7,965  New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                            Charter-New York Presbyterian), 5.75% due 12/15/2029 (g)                                      $   8,854
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal
                            One Group Association Project), AMT, 5.50% due 1/01/2024                                          1,640
                   ----------------------------------------------------------------------------------------------------------------
                     6,720  New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                            Revenue Bonds, 5% due 6/15/2036 (i)                                                               7,249
                   ----------------------------------------------------------------------------------------------------------------
                       500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                            Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (g)                                   521
                   ----------------------------------------------------------------------------------------------------------------
                     2,850  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                            Revenue Bonds, Series A, 5.75% due 6/15/2009 (e)(j)                                               3,033
                   ----------------------------------------------------------------------------------------------------------------
                     8,500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                            Revenue Bonds, Series B, 5.75% due 6/15/2007 (i)(j)                                               8,685
                   ----------------------------------------------------------------------------------------------------------------
                     1,250  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                            Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (i)                                       1,327
                   ----------------------------------------------------------------------------------------------------------------
                     5,500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                            Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                                           5,846
                   ----------------------------------------------------------------------------------------------------------------
                     1,750  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                            Revenue Refunding Bonds, Series C, 5% due 6/15/2035 (i)                                           1,864
                   ----------------------------------------------------------------------------------------------------------------
                     9,500  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                            Revenue Refunding Bonds, VRDN, Series G, 3.52% due 6/15/2024 (e)(l)                               9,500
                   ----------------------------------------------------------------------------------------------------------------
                     1,145  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series B, 5.50% due 2/01/2012 (i)                                                          1,239
                   ----------------------------------------------------------------------------------------------------------------
                       805  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series B, 5.50% due 2/01/2013 (i)                                                            871
                   ----------------------------------------------------------------------------------------------------------------
                     6,405  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series B, 6.25% due 11/15/2018 (e)                                                         7,033
                   ----------------------------------------------------------------------------------------------------------------
                     1,180  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series C, 5.50% due 5/01/2009 (j)                                                          1,246
                   ----------------------------------------------------------------------------------------------------------------
                    16,200  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series C, 5% due 2/01/2033 (e)                                                            17,221
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                            Bonds, Series E, 5.25% due 2/01/2022 (i)                                                          2,699
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                            Series A, 5% due 11/15/2026 (e)                                                                   1,059
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $   880  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (e)(j)                 $     970
                   ----------------------------------------------------------------------------------------------------------------
                     3,700  New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2026 (g)                         4,035
                   ----------------------------------------------------------------------------------------------------------------
                     1,580  New York City, New York, GO, Series B, 5.75% due 8/01/2010 (i)(j)                                 1,716
                   ----------------------------------------------------------------------------------------------------------------
                     2,920  New York City, New York, GO, Series B, 5.75% due 8/01/2013 (i)                                    3,160
                   ----------------------------------------------------------------------------------------------------------------
                     3,750  New York City, New York, GO, Series D, 5.25% due 10/15/2023                                       4,050
                   ----------------------------------------------------------------------------------------------------------------
                     1,850  New York City, New York, GO, Series I, 6.25% due 4/15/2007 (i)(j)                                 1,887
                   ----------------------------------------------------------------------------------------------------------------
                     8,000  New York City, New York, GO, Series J, 5% due 5/15/2023                                           8,490
                   ----------------------------------------------------------------------------------------------------------------
                     8,300  New York City, New York, GO, Series M, 5% due 4/01/2035                                           8,810
                   ----------------------------------------------------------------------------------------------------------------
                     1,150  New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                                  1,247
                   ----------------------------------------------------------------------------------------------------------------
                     1,250  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, DRIVERS,
                            Series 1438Z, 6.252% due 10/15/2012 (a)(m)                                                        1,476
                   ----------------------------------------------------------------------------------------------------------------
                    15,175  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                            Series A, 5% due 10/15/2032 (a)                                                                  16,265
                   ----------------------------------------------------------------------------------------------------------------
                     3,950  New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds (American
                            Museum of Natural History), Series A, 5% due 7/01/2036 (i)                                        4,225
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit
                            Fee Secured), 5% due 11/15/2030 (a)                                                               3,226
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York
                            Presbyterian Hospital), 5.50% due 8/01/2011 (a)(f)                                                1,079
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Dormitory Authority, Hospital Revenue Refunding Bonds (North General
                            Hospital), 5.75% due 2/15/2017 (n)                                                                2,231
                   ----------------------------------------------------------------------------------------------------------------
                     1,535  New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health Facilities
                            Improvement Program), Series 1, 5.50% due 1/15/2014 (g)                                           1,652
                   ----------------------------------------------------------------------------------------------------------------
                       645  New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities Audit and
                            Control), 5.50% due 4/01/2023 (i)                                                                   679
                   ----------------------------------------------------------------------------------------------------------------
                     3,750  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                            (The New School University), 5% due 7/01/2046 (i)                                                 4,026
                   ----------------------------------------------------------------------------------------------------------------
                     1,340  New York State Dormitory Authority Revenue Bonds (853 Schools Program), Issue 2,
                            Series E, 5.75% due 7/01/2019 (a)                                                                 1,425
                   ----------------------------------------------------------------------------------------------------------------
                     1,200  New York State Dormitory Authority Revenue Bonds (Cooper Union of  Advance Science),
                            6.25% due 7/01/2009 (i)(j)                                                                        1,289
                   ----------------------------------------------------------------------------------------------------------------
                     2,058  New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child & Family
                            Services, Inc.), Series B, 5.50% due 7/01/2018 (a)                                                2,176
                   ----------------------------------------------------------------------------------------------------------------
                     6,750  New York State Dormitory Authority Revenue Bonds (Interfaith Medical Center), Series D,
                            5.40% due 2/15/2028 (i)                                                                           6,986
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 1,585  New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                            5.50% due 9/01/2020 (k)                                                                       $   1,730
                   ----------------------------------------------------------------------------------------------------------------
                     1,250  New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                            5.25% due 9/01/2028 (k)                                                                           1,338
                   ----------------------------------------------------------------------------------------------------------------
                     1,180  New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                            Association), Series A, 5.25% due 7/01/2019 (c)                                                   1,282
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                            Association), Series A, 5.125% due 7/01/2023 (c)                                                  1,062
                   ----------------------------------------------------------------------------------------------------------------
                     1,845  New York State Dormitory Authority Revenue Bonds (Pace University), 6%
                            due 7/01/2010 (i)(j)                                                                              2,017
                   ----------------------------------------------------------------------------------------------------------------
                     3,500  New York State Dormitory Authority Revenue Bonds (Pace University), 6%
                            due 7/01/2010 (i)(j)                                                                              3,826
                   ----------------------------------------------------------------------------------------------------------------
                     2,150  New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                            5.45% due 8/01/2035 (a)(f)                                                                        2,198
                   ----------------------------------------------------------------------------------------------------------------
                     1,240  New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                            Series D, 5% due 10/01/2030 (i)                                                                   1,313
                   ----------------------------------------------------------------------------------------------------------------
                     6,900  New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                            Series E, 5.75% due 10/01/2030 (i)                                                                7,625
                   ----------------------------------------------------------------------------------------------------------------
                     1,135  New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                            Series A, 6% due 7/01/2010 (g)(j)                                                                 1,241
                   ----------------------------------------------------------------------------------------------------------------
                       270  New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                            Series A, 6% due 7/01/2010 (g)(j)                                                                   295
                   ----------------------------------------------------------------------------------------------------------------
                     3,700  New York State Dormitory Authority, Revenue Refunding Bonds (Bronx-Lebanon Hospital
                            Center), Series E, 5.20% due 2/15/2013 (i)                                                        3,815
                   ----------------------------------------------------------------------------------------------------------------
                     1,865  New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                            Series 1, 5.25% due 7/01/2014 (e)                                                                 1,933
                   ----------------------------------------------------------------------------------------------------------------
                     3,400  New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles Hospital and
                            Rehabilitation Center), Series A, 5.625% due 7/01/2012 (i)                                        3,598
                   ----------------------------------------------------------------------------------------------------------------
                     1,370  New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing
                            Program), Series I, 5.75% due 10/01/2018 (i)                                                      1,524
                   ----------------------------------------------------------------------------------------------------------------
                     4,485  New York State Dormitory Authority, Revenue Refunding Bonds, Series B, 5.50%
                            due 8/15/2017 (i)                                                                                 4,592
                   ----------------------------------------------------------------------------------------------------------------
                     1,550  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                            Facilities), Series B, 5.25% due 2/15/2014 (j)                                                    1,713
                   ----------------------------------------------------------------------------------------------------------------
                       285  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                            Facilities), Series B, 5.25% due 2/15/2023                                                          309
                   ----------------------------------------------------------------------------------------------------------------
                     1,060  New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                            Facilities), Series D, 5.875% due 8/15/2010 (g)(j)                                                1,148
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 7,000  New York State Dormitory Authority, Supported Debt Revenue Bonds (State University
                            Dormitory Facilities), Series A, 5% due 7/01/2031 (i)                                         $   7,570
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                            of Health), Series A, 5% due 7/01/2025 (c)                                                        1,069
                   ----------------------------------------------------------------------------------------------------------------
                    12,960  New York State Energy Research and Development Authority, Gas Facilities Revenue
                            Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%
                            due 2/01/2024 (e)                                                                                13,409
                   ----------------------------------------------------------------------------------------------------------------
                     6,000  New York State Energy Research and Development Authority, PCR, Refunding (Central
                            Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                       6,331
                   ----------------------------------------------------------------------------------------------------------------
                     6,000  New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds
                            (Long Island Water Corp. Project), AMT, Series A, 4.90% due 10/01/2034 (i)                        6,209
                   ----------------------------------------------------------------------------------------------------------------
                     4,400  New York State Environmental Facilities Corporation, Water Facilities Revenue Refunding
                            Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024 (a)                            4,410
                   ----------------------------------------------------------------------------------------------------------------
                       750  New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic
                            Development and Housing), Series A, 5% due 9/15/2023 (i)                                            801
                   ----------------------------------------------------------------------------------------------------------------
                     6,800  New York State Medical Care Facilities Finance Agency, Revenue Bonds (Montefiore Medical
                            Center), Series A, 5.75% due 2/15/2025 (a)(f)                                                     6,810
                   ----------------------------------------------------------------------------------------------------------------
                     1,745  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130, 4.80%
                            due 10/01/2037                                                                                    1,772
                   ----------------------------------------------------------------------------------------------------------------
                     2,140  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                            Series 67, 5.70% due 10/01/2017 (i)                                                               2,190
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                            Series 133, 4.95% due 10/01/2021                                                                  1,555
                   ----------------------------------------------------------------------------------------------------------------
                     6,100  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                            Series 137, 4.70% due 10/01/2031                                                                  6,170
                   ----------------------------------------------------------------------------------------------------------------
                     2,100  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 83,
                            5.55% due 10/01/2027 (i)                                                                          2,166
                   ----------------------------------------------------------------------------------------------------------------
                     1,170  New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82,
                            5.65% due 4/01/2030 (i)                                                                           1,179
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                            Series C, 5.25% due 6/01/2019                                                                     2,157
                   ----------------------------------------------------------------------------------------------------------------
                     3,900  New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                            Series C, 5.25% due 6/01/2020                                                                     4,225
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)           5,357
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                            4.75% due 1/01/2029 (g)                                                                           2,095
                   ----------------------------------------------------------------------------------------------------------------
                     9,250  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                            4.75% due 1/01/2030 (g)                                                                           9,681
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 5,000  New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                            Series B-1, 5.75% due 4/01/2010 (e)(j)                                                        $   5,399
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                            Series B-1, 5.75% due 4/01/2010 (e)(j)                                                            3,239
                   ----------------------------------------------------------------------------------------------------------------
                     8,700  New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue
                            Bonds, Series A, 5% due 4/01/2026 (a)                                                             9,407
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                            Series C-1, 5% due 3/15/2013 (i)(j)                                                               3,245
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                            (State Facilities), Series A-1, 5% due 3/15/2029 (e)                                              2,131
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                            5% due 6/15/2028 (g)                                                                              1,067
                   ----------------------------------------------------------------------------------------------------------------
                     1,700  Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A,
                            5.20% due 2/01/2013 (g)                                                                           1,760
                   ----------------------------------------------------------------------------------------------------------------
                     1,800  Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue
                            Refunding Bonds, 5.50% due 4/01/2013 (g)                                                          1,976
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One Hundred
                            Thirty-Seventh Series, 5.125% due 7/15/2030 (g)                                                   2,683
                   ----------------------------------------------------------------------------------------------------------------
                    12,000  Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT, 120th Series, 6%
                            due 10/15/2032 (i)                                                                               12,358
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                            International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (i)                          3,339
                   ----------------------------------------------------------------------------------------------------------------
                     7,830  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                            International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (i)                          9,191
                   ----------------------------------------------------------------------------------------------------------------
                     7,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                            International Air Terminal LLC), AMT, Series 6, 5.90% due 12/01/2017 (i)                          7,287
                   ----------------------------------------------------------------------------------------------------------------
                     2,500  Rensselaer, New York, City School District, COP, 5% due 6/01/2036 (n)                             2,690
                   ----------------------------------------------------------------------------------------------------------------
                     2,340  Rome, New York, City School District, GO, 5.50% due 6/15/2017 (g)                                 2,476
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project),
                            Series A, 5.45% due 12/01/2009 (a)(j)                                                             5,370
                   ----------------------------------------------------------------------------------------------------------------
                     3,000  Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                            Project), Series A, 5.625% due 7/01/2011 (a)(j)                                                   3,319
                   ----------------------------------------------------------------------------------------------------------------
                     1,000  Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dowling College),
                            Series A, 5% due 6/01/2036 (d)                                                                    1,047
                   ----------------------------------------------------------------------------------------------------------------
                     4,355  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027             4,590
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 4,660  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                            (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)                          $   5,048
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                            (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                           5,541
                   ----------------------------------------------------------------------------------------------------------------
                     3,530  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                            (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                           3,989
                   ----------------------------------------------------------------------------------------------------------------
                     1,300  Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (i)              1,345
                   ----------------------------------------------------------------------------------------------------------------
                     5,000  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                            5.25% due 6/01/2020 (a)                                                                           5,417
                   ----------------------------------------------------------------------------------------------------------------
                    13,275  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                            5.25% due 6/01/2021 (a)                                                                          14,351
                   ----------------------------------------------------------------------------------------------------------------
                     2,000  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                            5.25% due 6/01/2022 (a)                                                                           2,160
                   ----------------------------------------------------------------------------------------------------------------
                     3,700  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                            5.50% due 6/01/2021                                                                               4,059
                   ----------------------------------------------------------------------------------------------------------------
                    12,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                            due 11/15/2023 (i)                                                                               12,993
                   ----------------------------------------------------------------------------------------------------------------
                     8,315  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                            5% due 11/15/2032 (i)                                                                             8,815
                   ----------------------------------------------------------------------------------------------------------------
                     2,095  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A,
                             5% due 1/01/2012 (i)(j)                                                                          2,239
                   ----------------------------------------------------------------------------------------------------------------
                     1,500  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                            5% due 11/15/2032 (i)                                                                             1,590
                   ----------------------------------------------------------------------------------------------------------------
                     2,465  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                            5% due 11/15/2028 (a)                                                                             2,633
                   ----------------------------------------------------------------------------------------------------------------
                     6,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, Series A,
                            5.25% due 11/15/2030 (i)                                                                          6,497
                   ----------------------------------------------------------------------------------------------------------------
                     7,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                            Foundation Housing Project), Series A, 5.75% due 12/01/2031 (a)                                   7,777
                   ----------------------------------------------------------------------------------------------------------------
                     1,795  Yonkers, New York, GO, Series A, 5.75% due 10/01/2015 (e)                                         1,956
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.0%          3,700  A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                            Series C, 5.25% due 10/01/2021 (i)                                                                3,887
                   ----------------------------------------------------------------------------------------------------------------
                     1,050  A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                            Series C, 5.25% due 10/01/2022 (i)                                                                1,103
-----------------------------------------------------------------------------------------------------------------------------------
Puerto               4,800  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
Rico - 11.6%                Revenue Bonds, 5.25% due 7/01/2017 (e)                                                            5,249
                   ----------------------------------------------------------------------------------------------------------------
                    10,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                            Refunding Bonds, Series D, 5.75% due 7/01/2012 (j)                                               11,132
                   ----------------------------------------------------------------------------------------------------------------
                    10,280  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                            Appreciation Revenue Bonds, Series A, 4.62% due 7/01/2031 (b)(e)                                  3,628
                   ----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                   $ 5,500  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                            Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2033 (b)(e)                              $   1,776
                   ----------------------------------------------------------------------------------------------------------------
                     9,300  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                            Appreciation Revenue Bonds, Series A, 4.66% due 7/01/2034 (a)(b)                                  2,862
                   ----------------------------------------------------------------------------------------------------------------
                     2,200  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                            Appreciation Revenue Bonds, Series A, 4.67% due 7/01/2037 (a)(b)                                    592
                   ----------------------------------------------------------------------------------------------------------------
                     1,345  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032        1,468
                   ----------------------------------------------------------------------------------------------------------------
                       500  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030                     546
                   ----------------------------------------------------------------------------------------------------------------
                     3,570  Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds,
                            Series A, 5% due 7/01/2031 (a)                                                                    3,873
                   ----------------------------------------------------------------------------------------------------------------
                     4,750  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029        5,034
                   ----------------------------------------------------------------------------------------------------------------
                     4,850  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2029 (c)        5,203
                   ----------------------------------------------------------------------------------------------------------------
                     4,950  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2030 (n)        5,303
                   ----------------------------------------------------------------------------------------------------------------
                     7,110  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due 7/01/2035 (e)        7,644
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds (Cost - $681,280) - 152.2%                                                713,900
-----------------------------------------------------------------------------------------------------------------------------------

                            Municipal Bonds Held in Trust (q)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 24.2%    18,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.75%
                            due 11/15/2032 (g)                                                                               19,926
                    23,000  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                            Revenue Bonds, Series A, 5.75% due 6/15/2011 (i)(j)                                              25,095
                     9,500  New York City, New York, GO, Series C, 5.75% due 3/15/2012 (g)(j)                                10,519
                     7,000  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                            5% due 10/15/2032 (a)                                                                             7,635
                    21,000  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit
                            Fee Secured), 5% due 11/15/2035 (a)                                                              22,535
                    26,730  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                            International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (i)                             27,785
-----------------------------------------------------------------------------------------------------------------------------------
Puerto               2,500  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
Rico - 0.6%                 Bonds, Series B, 5.875% due 7/1/2035 (i)                                                          2,723
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds Held in Trust (Cost - $112,675) - 24.8%                                   116,218
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

                    Shares
                      Held  Short-Term Securities                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     3,337  CMA New York Municipal Money Fund, 2.99% (h)(p)                                               $   3,337
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Short-Term Securities (Cost - $3,337) - 0.7%                                                3,337
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Investments (Cost - $797,292*) - 177.7%                                                   833,455

                            Other Assets Less Liabilities - 2.2%                                                             10,083

                            Liability for Trust Certificates, Including Interest Expense Payable - (13.1%)                  (61,435)

                            Preferred Stock, at Redemption Value - (66.8%)                                                 (313,120)
                                                                                                                          ---------
                            Net Assets Applicable to Common Stock - 100.0%                                                $ 468,983
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 737,114
                                                                      =========
      Gross unrealized appreciation                                   $  35,301
      Gross unrealized depreciation                                        (109)
                                                                      ---------
      Net unrealized appreciation                                     $  35,192
                                                                      =========

(a)   AMBAC Insured.
(b) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)   CIFG Insured.
(d)   ACA Insured.
(e)   FGIC Insured.
(f)   FHA Insured.
(g)   FSA Insured.

BlackRock MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2006                   (in Thousands)

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund              3,203                 $30
      --------------------------------------------------------------------------

(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o) All or a portion of security held as collateral in connection with open financial futures contracts.
(p)   Represents the current yield as of November 30, 2006.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o     Financial futures contracts sold as of November 30, 2006 were as follows:

      ----------------------------------------------------------------------------------
      Number                                 Expiration       Face           Unrealized
      of Contracts     Issue                    Date          Value         Depreciation
      ----------------------------------------------------------------------------------
          395          30-Year U.S.
                       Treasury Bonds        March 2007       $45,095         $   (83)
      ----------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 23, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 23, 2007